Annual Fund Operating Expenses - ETF - Vanguard Total Bond Market Index Fund - ETF Shares	Apr. 29, 2021
Operating Expenses:
Management Fees	0.03%
12b-1 Distribution Fee	none
Other Expenses	0.005%
Total Annual Fund Operating Expenses	0.035%